WORLD UTILITY FUND
(A Portfolio of World Investment Series, Inc.)
Class A Shares

SUPPLEMENT TO COMBINED PROSPECTUS DATED JULY 26, 1995
     Effective January 1, 1996, the special offering of full dealer reallowance plus additional bonus payments on sales of Class A Shares will no longer be offered. Accordingly, please delete the last paragraph under the section entitled "Dealer Concession" on page 17 of the prospectus.
                                                               December 22, 1995














   FEDERATED SECURITIES CORP.

   Distributor                     PA
   A subsidiary of FEDERATED
   INVESTORS
   Federated Investors Tower
   PITTSBURGH, PA  15222-3779
   CUSIP #981487101